Offerings	Aug. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2030
Maximum Aggregate Offering Price	$ 649,025,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,365.73
Offering Note	No separate consideration will be received for the guarantees of the debt securities being registered. In accordance with Rule 457(n) under the Securities Act of 1933, as amended (the "Securities Act"), no registration fee is payable with respect to the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2035
Maximum Aggregate Offering Price	$ 648,193,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,238.35
Offering Note	See Footnote 1
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 4.550% Senior Notes due 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.150% Senior Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1